Investment Strategy	Sep. 30, 2026
ARS Core Equity Portfolio ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”), sub-advised by ARS Investment Partners, LLC (the “Sub-Adviser”). The Fund invests either directly in the equity securities of companies the Sub-Adviser deems to be high-quality, defined by strong balance sheets, reasonable earnings growth, and above-average dividend yields with the prospect for dividend growth, or indirectly through one or more underlying ETFs, that have exposure to the same companies. The Fund intends to invest across a variety of sectors.
The Fund’s investable universe includes the 1,000 largest U.S.-listed equity securities. The Sub-Adviser’s overarching forward-looking macro-outlook of economic, social, and political environments provides a basis to identify areas of the economy it believes will thrive and to which capital will flow. The economic, social, and political forces shaping the Sub-Adviser’s views include supply/demand imbalances, world economic growth, U.S. Federal Reserve policy, demographic shifts, and changes in country leadership, among others. The Sub-Adviser generally selects companies and sectors that it believes align with its macro-outlook, while de-emphasizing or avoiding those that the Sub-Adviser believes are facing the greatest headwinds. The Sub-Adviser seeks stocks that have an above-average dividend yield, though stocks with below average dividend yields may be considered if the Sub-Adviser has a thesis on why the dividend yield can rise to above average over the next few years (generally 2-3 years). The Sub-Adviser’s fundamental research process assesses both the enterprise value (current and future) and expected growth value of a company. The Sub-Adviser also employs a screening process, applying value screens (evaluating factors such as price/earnings, price/cash flow, and return on invested capital), growth screens (evaluating factors such as earnings growth rate, dividend growth rate, and product cycles), and soft screens (evaluating factors such as insider ownership, relative historic valuation, the ability of the company’s management to execute, and dividend yield) to identify a selected list of companies for investment.
The Sub-Adviser seeks to identify securities of companies with the following characteristics to guide its buy discipline:
•    Mispriced by the market in terms of present value and future growth rate
•    High free cash flow and internal rate of return
•    Increasing revenues
•    Improving margins
Sector weightings in the Fund are driven by the Sub-Adviser’s outlook which will include overweight positions in some sectors and omission of other sectors. The specific sectors overweighted by the Fund will likely be different over time as the economic and market environment change. The Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment decisions based on the results of its research processes.
The Fund will consider selling a portfolio holding to reduce outsized positions for risk management purposes, if a relatively better investment opportunity is identified, if the Sub-Adviser’s investment thesis is no longer supported, if the company’s earnings power becomes or appears to be impaired for an indeterminate period of time, or if the security’s price exceeds the target set by the Sub-Adviser.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities or ETFs that provide exposure to equity securities. For purposes of the Fund’s 80% policy, the Fund defines equity securities as common stock or securities with similar characteristics, including American Depositary Receipts (“ADRs”).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities or ETFs that provide exposure to equity securities. For purposes of the Fund’s 80% policy, the Fund defines equity securities as common stock or securities with similar characteristics, including American Depositary Receipts (“ADRs”).
ARS Focused Opportunities Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”), sub-advised by ARS Investment Partners, LLC (the “Sub-Adviser”). The Fund seeks to identify well-positioned and undervalued companies across small, mid, and large market capitalization ranges. The Fund may invest directly in the equity securities of these companies or indirectly through one or more underlying ETFs, that have exposure to the same companies. The Fund’s holdings may include investments characterized as growth and/or value in their orientation.
The Fund’s investable universe includes over 3,000 small, mid, and large cap U.S.-listed equity securities with market capitalizations generally greater than $250 million or ETFs that provide exposure to those equity securities. Equity securities include common stock or securities with similar characteristics, including American Depositary Receipts (“ADRs”). The Sub-Adviser’s overarching forward-looking macro-outlook of economic, social, and political environments provides a basis to identify areas of the economy it believes will thrive and to which capital will flow. The economic, social, and political forces shaping the Sub-Adviser’s views include supply/demand imbalances, world economic growth, U.S. Federal Reserve policy, demographic shifts, and changes in country leadership, among others. The Sub-Adviser considers those companies and sectors that it believes align with its macro-outlook, while de-emphasizing or avoiding those that the Sub-Adviser believes are facing the greatest headwinds. The Sub-Adviser then selects securities for investment by the Fund that the Sub-Adviser believes are poised to benefit from these trends with the greatest margin of safety in their valuations. The Sub-Adviser’s fundamental research process assesses both the enterprise value (current and future) and expected growth value of a company. The Sub-Adviser also employs a screening process, applying value screens (evaluating factors such as price/earnings, price/cash flow, and return on invested capital), growth screens (evaluating factors such as earnings growth rate, dividend growth rate, and product cycles) and soft screens (evaluating factors such as insider ownership, relative historic valuation, the ability of the company’s management to execute, and dividend yield) to identify a selected list of companies for investment.
Sector weightings in the Fund are driven by the Sub-Adviser’s outlook which will include overweight positions in some sectors and omission of other sectors. The specific sectors overweighted by the Fund will likely be different over time as the economic and market environment change. The Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment decisions based on the results of its research processes.
The Fund will consider selling a portfolio holding based on the following considerations: to reduce outsized positions for risk management purposes, if a relatively better investment opportunity is identified, if the Sub-Adviser’s investment thesis is no longer supported, if the company’s earnings power becomes or appears to be impaired for an indeterminate period of time, or if the security’s price exceeds the target set by the Sub-Adviser.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.